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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03866
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                                PRINCIPAL
                                                                                                  AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 114.5%
-------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 27.4%
U.S. Treasury Bonds
5.38%                                                               02/15/31                     $10,085      $10,805      (i)
7.13%                                                               02/15/23                       1,005        1,281
7.25%                                                               05/15/16                       5,460        6,874      (f)
8.13%                                                               08/15/19 - 08/15/21            7,745       10,676      (f)

U.S. Treasury Inflation Indexed Bonds
2.00%                                                               01/15/14                       7,539        7,722
2.38%                                                               01/15/25                         960        1,000
3.88%                                                               01/15/09 - 04/15/29            3,337        3,894

U.S. Treasury Notes
1.50%                                                               03/31/06                       3,010        2,971
1.88%                                                               01/31/06                       8,275        8,226      (f)
2.25%                                                               04/30/06                       2,750        2,742
2.38%                                                               08/31/06                       5,435        5,414      (i)
2.75%                                                               06/30/06                       1,910        1,918      (i)
3.13%                                                               05/15/07                      14,450       14,572      (f)
3.38%                                                               09/15/09                      12,600       12,601      (i)
3.88%                                                               05/15/09                      14,840       15,199      (i)
4.00%                                                               02/15/14                         533          529      (i)
4.25%                                                               11/15/13 - 08/15/14            3,140        3,173      (i)


TOTAL U.S. TREASURIES
(COST $107,923)                                                                                               109,597

FEDERAL AGENCIES - 8.2%
Federal Home Loan Bank
2.38%                                                               02/15/06                       5,925        5,911
2.63%                                                               10/16/06                       4,000        3,986      (i)
3.75%                                                               08/18/09                       2,600        2,601      (i)

Federal Home Loan Mortgage Corp.
3.00%                                                               09/29/06                       3,980        3,978
3.63%                                                               09/15/08                       4,820        4,848      (i)
4.50%                                                               01/15/14                       2,445        2,434
4.63%                                                               07/18/07                       2,995        3,050      (f)
4.75%                                                               12/08/10                       2,765        2,785      (f)
6.75%                                                               03/15/31                       1,920        2,281

Federal National Mortgage Assoc.
6.00%                                                               01/18/12                         920          931      (f)

TOTAL FEDERAL AGENCIES
(COST $32,434)                                                                                                 32,805

AGENCY MORTGAGE BACKED - 26.5%
Federal Home Loan Mortgage Corp.
5.00%                                                               04/01/13                         934          956
6.00%                                                               08/01/17 - 05/01/34            2,275        2,356
6.50%                                                               01/01/27 - 08/01/34            2,202        2,312
7.00%                                                               10/01/16 - 07/01/34              624          662
7.50%                                                               01/01/08 - 09/01/33              504          534
8.00%                                                               11/01/30                          40           43

Federal National Mortgage Assoc.
5.50%                                                               03/01/14 - 08/01/33            1,494        1,530
6.00%                                                               02/01/14 - 09/01/34            9,235        9,571
6.50%                                                               02/01/14 - 10/01/34            9,591       10,076
7.00%                                                               08/01/13 - 07/01/34            3,750        3,978
7.50%                                                               08/01/13 - 03/01/34            2,299        2,456
8.00%                                                               12/01/11 - 11/01/33            1,231        1,319
8.50%                                                               04/01/30 - 05/01/31               90           97
9.00%                                                               06/01/09 - 12/01/22              476          518
5.00%                                                               TBA                           54,445       54,476      (b)
5.50%                                                               TBA                            7,625        7,725      (b)
6.00%                                                               TBA                            1,900        1,958      (b)

Government National Mortgage Assoc.
6.00%                                                               04/15/33 - 04/15/34            2,146        2,226
6.50%                                                               04/15/19 - 08/15/34            1,516        1,600
7.00%                                                               03/15/12 - 06/15/34              586          624
7.50%                                                               03/15/23 - 10/15/33              305          329
8.00%                                                               06/15/27 - 06/15/30              161          174
8.50%                                                               10/15/17                         194          212
9.00%                                                               11/15/16 - 12/15/21              350          390


TOTAL AGENCY MORTGAGE BACKED
(COST $105,837)                                                                                               106,122

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Collateralized Mortgage Obligation Trust (Class B)
2.42%                                                               11/01/18                          57           53    (c,d)
Federal Home Loan Mortgage Corp.
4.50%                                                               11/15/13 - 03/15/18            2,027          265      (e)
5.00%                                                               01/15/11 - 04/15/34           13,193        2,628      (e)
5.39%                                                               12/15/30                       4,212          409    (e,g)
5.50%                                                               04/15/17 - 06/15/33            2,522          509      (e)
5.66%                                                               05/25/43                       2,535          240    (e,g)
6.25%                                                               01/15/23                          26           26
6.26%                                                               05/25/43                       1,390          156    (e,g)
6.43%                                                               10/15/33                         515          403      (g)
7.50%                                                               01/15/16                         213          229
7.75%                                                               03/15/22                          71           72
7.93%                                                               12/15/33                         315          268      (g)
8.00%                                                               04/15/20                          40           41
9.46%                                                               09/25/43                       8,221           95  (c,e,g)
11.62%                                                              06/15/33                       1,608        1,655      (g)

Federal Home Loan Mortgage Corp. STRIPS
8.00%                                                               02/01/23 - 07/01/24               59           11      (e)
Federal Home Loan Mortgage STRIPS
4.89%                                                               08/01/27                          14           12    (c,d)
Federal National Mortgage Assoc.
1.17%                                                               12/25/42                       2,555           93    (e,g)
2.23%                                                               06/25/43                       7,921          438    (e,g)
4.00%                                                               08/25/17 - 02/25/28            4,156        4,128
4.50%                                                               11/25/13 - 11/25/13            2,573          162      (e)
4.75%                                                               11/25/14                         385           38      (e)
5.00%                                                               02/25/11 - 02/25/32            1,450          134      (e)
5.16%                                                               10/25/29                       1,503          148    (e,g)
5.26%                                                               12/25/30                       2,129          203    (e,g)
5.50%                                                               09/25/13 - 01/25/27            1,012          143      (e)
5.76%                                                               09/25/42                      12,224        1,331    (e,g)
5.81%                                                               04/25/17 - 10/25/17            3,405          394    (e,g)
5.86%                                                               08/25/16                       1,172          113    (e,g)
6.26%                                                               06/25/42                       1,805          200    (e,g)
7.50%                                                               07/25/41                         182          196
8.00%                                                               07/25/14                         764          814
10.52%                                                              09/25/31                         936          958      (g)
11.48%                                                              05/25/17 - 06/25/17            1,091        1,162      (g)
14.78%                                                              03/25/17                         100          113      (g)
16.28%                                                              04/25/32                         307          345      (g)

Federal National Mortgage Assoc. (Class B)
5.68%                                                               12/25/22                          43           35    (c,d)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                            05/25/22                           1            3      (e)
Federal National Mortgage Assoc. (Class S)
5.26%                                                               02/25/31                       1,494          155    (e,g)
Federal National Mortgage Assoc. REMIC
2.00%                                                               06/25/43                      11,759          665    (e,g)
12.56%                                                              03/25/31                       1,543        1,655      (g)

Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                            03/25/22                           1            1      (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                                               11/01/23 - 01/01/24              478           91      (e)
8.00%                                                               08/01/23 - 07/01/24              121           22      (e)
8.50%                                                               03/01/17 - 07/25/22              132           24      (e)
9.00%                                                               05/25/22                          43            9      (e)

Government National Mortgage Assoc.
5.00%                                                               02/16/34                         670          635
Vendee Mortgage Trust
4.92%                                                               05/15/33                       4,580          206  (c,e,g)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $24,334)                                                                                                 21,686

ASSET BACKED - 13.8%
AESOP Funding II LLC (Class A)
2.06%                                                               11/20/06                       5,000        5,002  (a,g,j)
American Express Credit Account Master Trust (Class A)
1.69%                                                               01/15/09                         369          362
1.88%                                                               12/15/08                         600          601      (g)
1.90%                                                               04/15/08                         360          360    (g,j)
Bank One Issuance Trust
3.59%                                                               05/17/10                         175          177
Bank One Issuance Trust (Class A)
1.87%                                                               12/15/10                       2,000        2,004      (g)
Bank One Issuance Trust (Class C)
3.76%                                                               08/15/08                         608          614
BMW Vehicle Owner Trust (Class B)
2.93%                                                               03/25/09                         389          388
Capital Auto Receivables Asset Trust (Class A)
1.85%                                                               04/17/06                         297          297      (g)
Capital One Master Trust (Class C)
6.70%                                                               06/15/11                         149          161      (a)
Carco Auto Loan Master Trust
1.83%                                                               11/15/06                       7,200        7,201      (g)
CDC Mortgage Capital Trust (Class A)
2.17%                                                               08/25/33                         343          343      (g)
2.33%                                                               03/25/33                         230          231    (g,j)
Centex Home Equity (Class A)
2.09%                                                               06/25/34                         562          562      (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                               05/25/32                          69           69
Citibank Credit Card Issuance Trust
1.98%                                                               03/20/09                       1,000        1,002    (g,j)
2.55%                                                               01/20/09                         745          737
6.65%                                                               05/15/08                         121          128
Citibank Credit Card Issuance Trust (Class B)
2.12%                                                               03/07/08                       1,062        1,064      (g)
Citibank Credit Card Issuance Trust (Class C)
4.45%                                                               04/07/10                         496          504
Citifinancial Mortgage Securities Inc. (Class A)
2.04%                                                               04/25/34                         612          611      (g)
CNH Equipment Trust
1.90%                                                               10/15/08                       2,000        2,000      (g)
Countrywide Asset-Backed Certificates
2.10%                                                               05/25/32                          89           89      (g)
2.14%                                                               06/25/33                         281          281    (g,j)
2.27%                                                               05/25/33                         420          421    (g,j)
Countrywide Asset-Backed Certificates (Class A)
2.09%                                                               07/25/31                         123          123    (g,j)
2.12%                                                               08/25/32                         162          163      (g)
Daimler Chrysler Auto Trust (Class B)
2.85%                                                               08/08/10                         151          149
Daimler Chrysler Master Owner Trust (Class A)
1.81%                                                               02/15/08                       1,500        1,501    (g,j)
Discover Card Master Trust I (Class A)
1.94%                                                               09/18/07 - 11/15/07            2,914        2,917    (g,j)
Federal National Mortgage Assoc.
3.95%                                                               12/26/31                         600          605
First USA Credit Card Master Trust (Class A)
1.94%                                                               05/17/10                       1,500        1,505    (g,j)
1.95%                                                               11/19/08                       2,400        2,405      (g)
Fleet Credit Card Master Trust II (Class A)
5.60%                                                               12/15/08                         350          365
Fleet Home Equity Loan Trust (Class A)
2.06%                                                               01/20/33                       1,207        1,207      (g)
Ford Credit Auto Owner Trust (Class B)
4.79%                                                               11/15/06                         552          561
GMAC Mortgage Corp. Loan Trust (Class A)
1.94%                                                               06/25/34                       1,000          999      (g)
GSAA Trust (Class A)
2.24%                                                               05/25/34                         929          930    (g,j)
Household Automotive Trust (Class A)
2.09%                                                               07/17/09                       3,500        3,510      (g)
Long Beach Mortgage Loan Trust
2.16%                                                               05/25/32                          48           48      (g)
2.30%                                                               11/26/32                       1,254        1,260      (g)
MBNA Credit Card Master Note Trust
4.05%                                                               01/15/08                         286          289
Merrill Lynch Home Equity Loan
2.02%                                                               09/25/27                          47           47      (g)
Mid-State Trust (Class A)
7.54%                                                               07/01/35                         101          104
Peco Energy Transition Trust
6.52%                                                               12/31/10                         400          450
Residential Asset Mortgage Products Inc.
2.17%                                                               12/25/33                         216          217      (g)
Residential Asset Mortgage Products Inc. (Class A)
2.08%                                                               03/25/34                         477          477      (g)
Residential Asset Securities Corp. (Class A)
2.09%                                                               07/25/32                         399          398      (g)
2.13%                                                               06/25/33                         940          941      (g)
4.16%                                                               07/25/30                         329          332      (g)
Saxon Asset Securities Trust
2.13%                                                               08/25/35                         485          485    (g,j)
Saxon Asset Securities Trust (Class A)
2.24%                                                               12/25/32                         340          341      (g)
Sears Credit Account Master Trust (Class A)
1.89%                                                               08/18/09                       4,000        4,004      (g)
2.14%                                                               11/17/09                         500          500    (g,j)
Wachovia Asset Securitization Inc. (Class A)
2.06%                                                               06/25/34                       3,000        3,000    (g,j)
Wells Fargo Home Equity Trust
3.97%                                                               09/25/34                         209          208      (g)

TOTAL ASSET BACKED
(COST $55,271)                                                                                                 55,250

CORPORATE NOTES - 23.9%
Alberta Energy Co. Ltd.
7.38%                                                               11/01/31                         160          188
Allied Waste North America
6.13%                                                               02/15/14                         170          159
Allstate Financial Global Funding
5.25%                                                               02/01/07                         605          635      (a)
American Electric Power Co. Inc. (Series D)
5.25%                                                               06/01/15                         335          337
American Greetings
6.10%                                                               08/01/28                         360          384
American Standard Inc.
7.38%                                                               04/15/05                         510          520
7.63%                                                               02/15/10                         350          396
Anadarko Petroleum Corp.
5.00%                                                               10/01/12                         325          336
Appalachian Power Co. (Series C)
2.30%                                                               06/29/07                         360          360      (g)
Appalachian Power Co. (Series E)
4.80%                                                               06/15/05                         395          400
Appalachian Power Co. (Series G)
3.60%                                                               05/15/08                         260          258
Arizona Public Service Co.
5.63%                                                               05/15/33                         235          222
AT&T Wireless Services Inc.
7.35%                                                               03/01/06                         330          351
8.75%                                                               03/01/31                         570          749
Aztar Corp.
7.88%                                                               06/15/14                         100          106      (a)
Bank of America Corp.
1.87%                                                               02/17/09                          10           10      (g)
3.88%                                                               01/15/08                         225          228
7.40%                                                               01/15/11                         370          432
Bank One Corp.
6.50%                                                               02/01/06                          80           84
BB&T Corp.
4.75%                                                               10/01/12                         200          200
6.38%                                                               06/30/05                         435          447      (g)
BBVA Bancomer Capital Trust I
10.50%                                                              02/16/11                         580          635      (a)
BCP Caylux Holdings Luxembourg SCA
9.63%                                                               06/15/14                         170          184      (a)
Belo Corp.
8.00%                                                               11/01/08                         350          400
British Telecommunications PLC.
8.38%                                                               12/15/10                         295          356      (k)
Burlington Northern Santa Fe Corp.
8.13%                                                               04/15/20                         545          682
Cablevision Systems Corp.
8.00%                                                               04/15/12                         240          251      (a)
Campbell Soup Co.
5.50%                                                               03/15/07                         405          427
Carolina Power & Light Co.
6.13%                                                               09/15/33                         360          377
Cendant Corp.
6.25%                                                               01/15/08                         610          658
Charter One Bank Fsb
6.38%                                                               05/15/12                         305          336
Chesapeake Energy Corp.
7.50%                                                               06/15/14                         170          186
CIT Group Inc.
2.14%                                                               09/20/07                       4,000        3,996      (g)
Citigroup Inc.
6.00%                                                               10/31/33                         440          446
6.63%                                                               06/15/32                         500          548
City National Corp.
5.13%                                                               02/15/13                         345          347
CNF Inc.
6.70%                                                               05/01/34                         410          424
Comcast Cable Communications
6.38%                                                               01/30/06                         375          392
ConAgra Foods Inc.
6.00%                                                               09/15/06                         525          553
7.88%                                                               09/15/10                         200          237
Consolidated Edison Co of New York
5.63%                                                               07/01/12                         585          627
Consolidated Natural Gas Co.
5.38%                                                               11/01/06                         425          442
Consumers Energy Co. (Series L)
5.00%                                                               02/15/12                         420          427      (a)
Countrywide Home Loans Inc.
2.09%                                                               03/29/06                       3,000        2,999    (g,j)
5.63%                                                               05/15/07                         255          269
COX Communications Inc.
7.75%                                                               11/01/10                         540          605
COX Enterprises Inc.
8.00%                                                               02/15/07                         605          649      (a)
CSX Transportation Inc.
9.75%                                                               06/15/20                         202          279
DaimlerChrysler NA Holding Corp.
2.34%                                                               05/24/06                       1,180        1,184      (g)
7.25%                                                               01/18/06                         435          459
Delhaize America Inc.
7.38%                                                               04/15/06                         815          864
Dex Media Inc.
8.00%                                                               11/15/13                         170          179
Dominion Resources Inc. (Series B)
4.13%                                                               02/15/08                         580          588
DR Horton Inc.
5.63%                                                               09/15/14                         170          169
Duke Capital LLC
4.30%                                                               05/18/06                         350          355
4.33%                                                               11/16/06                         445          453
6.25%                                                               02/15/13                         105          113
Duke Energy Corp.
4.50%                                                               04/01/10                         285          290
Echostar DBS Corp.
6.63%                                                               10/01/14                         340          338      (a)
El Paso Electric Co. (Series D)
8.90%                                                               02/01/06                         525          563
Enterprise Products Operating LP
4.00%                                                               10/15/07                         510          513      (a)
EOP Operating LP (REIT)
7.25%                                                               02/15/18                         205          232
7.75%                                                               11/15/07                         585          652
European Investment Bank
4.63%                                                               03/01/07                          50           52
FedEx Corp.
2.65%                                                               04/01/07                         510          502
Ford Motor Co.
7.45%                                                               07/16/31                         295          289
Ford Motor Credit Co.
5.63%                                                               10/01/08                         865          894
7.38%                                                               02/01/11                         570          620
General Mills Inc.
5.13%                                                               02/15/07                         340          354
General Motors Acceptance Corp.
2.60%                                                               05/18/06                       1,190        1,195      (g)
6.13%                                                               09/15/06                         870          909
6.75%                                                               01/15/06                         530          553
6.88%                                                               09/15/11                         110          116
7.25%                                                               03/02/11                         165          177
General Motors Corp.
7.20%                                                               01/15/11                         340          361
Georgia Power Co.
4.88%                                                               07/15/07                         530          551
Glencore Funding LLC
6.00%                                                               04/15/14                         165          160      (a)
Goldman Sachs Group Inc.
6.60%                                                               01/15/12                         260          290
Goodrich Corp.
7.10%                                                               11/15/27                         385          417
Grupo Televisa S.A.
8.00%                                                               09/13/11                         330          378
HBOS Capital Funding LP
6.07%                                                               06/30/49                         590          624    (a,g)
HBOS PLC.
3.13%                                                               01/12/07                         700          699      (a)
Hertz Corp.
2.90%                                                               08/05/08                         210          212      (g)
6.35%                                                               06/15/10                         340          354
Houghton Mifflin Co.
9.88%                                                               02/01/13                         250          263
Household Finance Corp.
3.38%                                                               12/16/04 - 02/21/06              650          653      (g)
6.38%                                                               11/27/12                         110          122
6.50%                                                               01/24/06 - 11/15/08              665          724
6.75%                                                               05/15/11                         860          969
HSBC Capital Funding LP
4.61%                                                               12/29/49                         710          682    (a,g)
9.55%                                                               12/31/49                         585          737    (a,g)
Hudson United Bank
7.00%                                                               05/15/12                         690          768
Huntington National Bank
2.75%                                                               10/16/06                         450          447
Hydro Quebec
8.25%                                                               04/15/26                       1,365        1,870
International Lease Finance Corp.
2.90%                                                               07/15/05                         700          707    (g,j)
International Paper Co.
6.75%                                                               09/01/11                         275          307
Intrawest Corp.
7.50%                                                               10/15/13                         170          176      (a)
Iron Mountain Inc.
6.63%                                                               01/01/16                         270          263
iStar Financial Inc. (REIT)
3.12%                                                               03/12/07                         430          433      (g)
4.88%                                                               01/15/09                         600          601
Jersey Central Power & Light
5.63%                                                               05/01/16                         270          281      (a)
John Hancock Funds
6.50%                                                               03/01/11                         580          647      (a)
John Hancock Global Funding II
5.63%                                                               06/27/06                         250          261      (a)
Kellogg Co. (Series B)
6.60%                                                               04/01/11                         200          225
Kerr-McGee Corp.
5.88%                                                               09/15/06                         360          377
6.95%                                                               07/01/24                         330          352
Keycorp
2.04%                                                               06/21/07                       1,500        1,497    (g,j)
4.63%                                                               05/16/05                       1,010        1,023
KFW International Finance
4.75%                                                               01/24/07                         195          203
Kinder Morgan Inc.
6.50%                                                               09/01/12                         415          456
Liberty Media Corp.
3.38%                                                               09/17/06                       1,410        1,430      (g)
Lockheed Martin Corp.
8.50%                                                               12/01/29                         755        1,000
Lyondell Chemical Co.
10.50%                                                              06/01/13                         170          196
Marsh & McLennan Cos. Inc.
1.74%                                                               07/13/07                       1,000        1,000    (g,j)
Masco Corp.
6.75%                                                               03/15/06                         650          686
Metropolitan Life Global Funding I
4.75%                                                               06/20/07                         350          363      (a)
Midamerican Energy Holdings Co.
3.50%                                                               05/15/08                         500          492
Midwest Generation LLC (Series B)
8.56%                                                               01/02/16                         170          179
Mohegan Tribal Gaming Authority
7.13%                                                               08/15/14                         170          178      (a)
Monumental Global Funding III (Series A)
5.20%                                                               01/30/07                         220          231      (a)
Morgan Stanley
4.25%                                                               05/15/10                         100          100
Motorola Inc.
4.61%                                                               11/16/07                         550          565
National Rural Utilities Cooperative Finance Corp.
6.00%                                                               05/15/06                         240          252
NB Capital Trust IV
8.25%                                                               04/15/27                         440          498
Noble Energy Inc.
8.00%                                                               04/01/27                         455          557
Nordic Investment Bank
2.75%                                                               01/11/06                         115          115
Norfolk Southern Corp.
6.00%                                                               04/30/08                          40           43
Norfolk Southern Railway Co.
9.75%                                                               06/15/20                         278          384
Northeast Utilities (Series B)
3.30%                                                               06/01/08                         330          322
Northrop Grumman Corp.
4.08%                                                               11/16/06                         610          620
Ocean Energy Inc.
4.38%                                                               10/01/07                         195          199
Ohio Power Co. (Series E)
6.60%                                                               02/15/33                         165          180
Omnicare Inc.
6.13%                                                               06/01/13                          70           70
Oncor Electric Delivery Co.
6.38%                                                               05/01/12                         350          387
Pacific Gas & Electric Co.
2.30%                                                               04/03/06                         935          938      (g)
PanAmSat Corp.
9.00%                                                               08/15/14                         340          354      (a)
Pemex Finance Ltd.
9.03%                                                               02/15/11                         710          828
9.69%                                                               08/15/09                       1,060        1,204
Pemex Project Funding Master Trust
7.38%                                                               12/15/14                         300          327
8.63%                                                               02/01/22                         335          382
Petrobras International Finance Co.
7.75%                                                               09/15/14                         105          104
Petro-Canada
5.35%                                                               07/15/33                         280          254
Petroleos Mexicanos
9.50%                                                               09/15/27                         540          663
Pioneer Natural Resources Co.
6.50%                                                               01/15/08                         625          679
Principal Life Global Funding I
5.25%                                                               01/15/13                         410          421      (a)
Procter & Gamble - ESOP (Series A)
9.36%                                                               01/01/21                         415          562
Progress Energy Inc.
5.85%                                                               10/30/08                         390          415
Prudential Financial Inc.
4.10%                                                               11/15/06                         715          727
PSI Energy Inc.
6.65%                                                               06/15/06                         330          348
Public Service Co. of New Mexico
4.40%                                                               09/15/08                         540          546
Puget Energy Inc.
3.36%                                                               06/01/08                         335          330
Quest Diagnostics
6.75%                                                               07/12/06                         325          344
RBS Capital Trust I
5.51%                                                               09/29/49                         505          512      (g)
Royal Bank of Scotland Group PLC.
7.65%                                                               08/31/49                         175          208      (g)
Safeco Corp.
4.20%                                                               02/01/08                         165          168
Saks Inc.
7.00%                                                               12/01/13                         170          173
Shurgard Storage Centers Inc.
5.88%                                                               03/15/13                         230          236
Simon Property Group LP
4.88%                                                               08/15/10                         520          527      (a)
Sinclair Broadcast Group Inc.
8.00%                                                               03/15/12                         170          176
SLM Corp.
1.78%                                                               01/25/07                       1,000        1,001      (g)
Southern California Edison Co.
8.00%                                                               02/15/07                         350          388
Southwest Airlines Co.
5.25%                                                               10/01/14                         170          170
Sprint Capital Corp.
4.78%                                                               08/17/06                         510          524      (k)
6.13%                                                               11/15/08                         330          357
7.63%                                                               01/30/11                         695          805
8.38%                                                               03/15/12                         495          600
Telefonos de Mexico S.A. de C.V.
4.50%                                                               11/19/08                         350          351
8.25%                                                               01/26/06                         695          740
TELUS Corp.
7.50%                                                               06/01/07                         605          664
Textron Inc.
4.50%                                                               08/01/10                         395          401
Time Warner Inc.
7.75%                                                               06/15/05                         430          444
6.88%                                                               05/01/12                         150          167
Tyco International Group S.A.
5.80%                                                               08/01/06                         705          739
6.75%                                                               02/15/11                         175          197
Tyson Foods Inc.
7.25%                                                               10/01/06                       1,380        1,479
UBS Preferred Funding Trust I
8.62%                                                               10/29/49                         335          407      (g)
Union Pacific Corp.
6.65%                                                               01/15/11                         350          389
Union Planters Bank NA
5.13%                                                               06/15/07                          10           10
Unisys Corp.
8.13%                                                               06/01/06                         300          320
US Bank National Assoc.
2.85%                                                               11/15/06                         595          593
Valero Energy Corp.
6.88%                                                               04/15/12                         125          140
7.50%                                                               04/15/32                          95          111
Verizon Global Funding Corp.
7.75%                                                               12/01/30 - 06/15/32              565          678
Verizon Pennsylvania Inc. (Series A)
5.65%                                                               11/15/11                         705          743
VF Corp.
6.00%                                                               10/15/33                         485          489
Wachovia Corp.
5.25%                                                               08/01/14                         530          542
Walt Disney Co.
6.75%                                                               03/30/06                         350          370
Warner Music Group
7.38%                                                               04/15/14                         100          104      (a)
Washington Mutual Inc.
5.63%                                                               01/15/07                          15           16
Wells Fargo & Co.
2.00%                                                               10/01/04                       1,000        1,000      (g)
5.25%                                                               12/01/07                         180          190
Westar Energy Inc.
9.75%                                                               05/01/07                         785          894
Weyerhaeuser Co.
6.00%                                                               08/01/06                         640          674
6.13%                                                               03/15/07                         730          778
6.75%                                                               03/15/12                         225          252
Wisconsin Energy Corp.
5.88%                                                               04/01/06                         230          240

TOTAL CORPORATE NOTES
(COST $93,794)                                                                                                 95,677


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
Bear Stearns Commercial Mortgage Securities
4.17%                                                               01/12/41                         550          557
5.20%                                                               01/12/41                         761          788      (g)
Bear Stearns Commercial Mortgage Securities (Class A)
2.02%                                                               01/14/16                         600          600    (a,g)
3.88%                                                               08/13/39                       1,033        1,028
4.68%                                                               08/13/39                         939          941
6.02%                                                               02/14/31                         750          812
Bear Stearns Commercial Mortgage Securities (Class B)
6.20%                                                               02/14/31                          55           60
CalSTRS Trust
4.13%                                                               11/20/12                         938          954      (a)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                                               08/25/32                         564          566      (g)
Crusade Global Trust (Class A)
2.10%                                                               09/18/34                         156          156      (g)
CS First Boston Mortgage Securities Corp.
6.13%                                                               04/15/37                         520          572
7.33%                                                               01/15/37                       2,786           67  (a,c,g)
First Union-Lehman Brothers-Bank of America (Class A)
6.56%                                                               11/18/35                         800          871
GMAC Commercial Mortgage Securities Inc. (Class A)
6.42%                                                               05/15/35                       1,152        1,256
Granite Mortgages PLC.
1.81%                                                               01/20/43                       2,043        2,045      (g)
Holmes Financing PLC. (Class A)
1.75%                                                               01/15/08                       2,000        2,002      (j)
Impac CMB Trust (Class A)
2.12%                                                               08/25/32                         152          152      (g)
2.22%                                                               12/25/33                         747          746      (g)
2.27%                                                               11/25/32                         351          351      (g)
Interstar Millennium Trust (Class A)
2.07%                                                               03/14/36                         191          191    (g,j)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.38%                                                               01/12/39                       7,975          424    (a,g)
6.47%                                                               11/15/35                         457          511
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
4.92%                                                               10/15/37                         626          636      (g)
LB-UBS Commercial Mortgage Trust
3.57%                                                               03/15/34                       2,116           47  (a,c,g)
4.06%                                                               09/15/27                       1,033        1,038      (g)
4.53%                                                               01/15/36                       3,303          258    (a,c)
6.17%                                                               04/15/37                       7,942          164  (a,c,g)
6.23%                                                               03/15/26                         371          406
7.34%                                                               09/15/37                       7,208          119  (a,c,g)
7.46%                                                               03/15/36                       8,555          235  (a,c,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                               12/15/30                         832          916
6.65%                                                               11/15/27                       1,505        1,698
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                               07/14/16                         103          116      (a)
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.77%                                                               10/15/17                       2,100        2,100  (a,g,j)
Master Alternative Loans Trust
5.00%                                                               08/25/18                         642           75      (e)
6.50%                                                               08/25/34                       1,205        1,261
Morgan Stanley Capital I (Class A)
4.66%                                                               09/13/45                         656          654
Morgan Stanley Capital I (Class D)
7.09%                                                               07/15/30                         300          339      (g)
Morgan Stanley Dean Witter Capital I
1.02%                                                               10/15/35                       3,544           77    (a,g)
1.06%                                                               04/15/34                       2,283           55    (a,g)
3.60%                                                               02/01/31                         325           17  (a,c,g)
Morgan Stanley Dean Witter Capital I (Class A)
5.98%                                                               02/15/31                         196          202
6.39%                                                               10/15/35                       1,000        1,117
6.54%                                                               02/15/31                         896          977
National RMBS Trust
2.03%                                                               03/20/34                         500          500    (g,j)
Nomura Asset Securities Corp. (Class A)
6.59%                                                               03/15/30                       1,409        1,544
Puma Finance Ltd. (Class A)
1.78%                                                               10/11/34                         553          554      (g)
2.11%                                                               03/25/34                         526          527      (g)
Sequoia Mortgage Trust (Class A)
2.09%                                                               07/20/34                         482          481    (g,j)
Structured Asset Securities Corp.
1.98%                                                               02/25/28                       1,154           66      (g)
Wachovia Bank Commercial Mortgage Trust
1.94%                                                               03/15/14                         500          500    (a,g)
2.18%                                                               03/15/15                         710          711  (a,g,j)
2.28%                                                               03/15/15                         530          533  (a,g,j)
2.66%                                                               03/15/15                         350          353  (a,g,j)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $33,874)                                                                                                 33,926

SOVEREIGN BONDS - 0.8%
Government of Bahamas
6.63%                                                               05/15/33                         405          453      (a)
Government of Finland
4.75%                                                               03/06/07                         320          334
Mexico Government International Bond
6.75%                                                               09/27/34                         510          491
Ontario Electricity Financial Corp.
7.45%                                                               03/31/13                          55           67
Province of British Columbia
4.63%                                                               10/03/06                         710          734
Province of Manitoba Canada
4.25%                                                               11/20/06                         465          478
Province of New Brunswick
3.50%                                                               10/23/07                         415          419
Province of Ontario
3.50%                                                               09/17/07                         410          413
5.13%                                                               07/17/12                          75           79

TOTAL SOVEREIGN BONDS
(COST $3,373)                                                                                                   3,468

TOTAL BONDS AND NOTES
(COST $456,840)                                                                                               458,531



                                                                                               NUMBER OF
                                                                                                 SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
(COST $702)                                                                                          680   $      700    (a,g)

------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Eurodollar Futures                                                                               412,500            1
U S Treasury Notes Futures                                                                       172,000           62

TOTAL PURCHASED OPTIONS
(COST $101)                                                                                                        63

TOTAL INVESTMENTS IN SECURITIES
(COST $457,643)                                                                                               459,294
                                                                                                           ----------
SHORT-TERM INVESTMENTS - 13.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                                                52,343,902       52,344      (h)
(COST $52,344)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (27.8)%                                                           (111,325)

NET ASSETS - 100%                                                                                          $  400,313
                                                                                                           ----------
------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at September 30, 2004:

                                                                               EXPIRATION
                                                                              DATE/ STRIKE
CALL OPTIONS                                                                     PRICE       NUMBER OF CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
 (Written Option Premium $50)                                                Oct 04 / 111.50         172               $(32)
----------------------------------------------------------------------------------------------------------------------------

                                                                              EXPIRATION
                                                                              DATE/ STRIKE
PUT OPTIONS                                                                      PRICE      NUMBER OF CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures
 (Written Option Premium $32)                                                Oct 04 / 109.50         172               $(16)
----------------------------------------------------------------------------------------------------------------------------

The Income Fund had the following long futures contracts open at September 30, 2004:

                                                                                NUMBER OF      CURRENT NOTIONAL     UNREALIZED
DESCRIPTION                                             EXPIRATION DATE         CONTRACTS            VALUE          APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yr. Futures                        December 2004              206             $22,815             $202

--------------------------------------------------------------------------------------------------------------------------------

The Income Fund had the following short futures contracts open at September 30, 2004:

                                                                                NUMBER OF      CURRENT NOTIONAL     UNREALIZED
DESCRIPTION                                              EXPIRATION DATE        CONTRACTS            VALUE          DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                       December 2004              41              $(4,618)             $(9)
-------------------------------------------------------------------------------------------------------------------------------



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $23,827 or 5.95% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(h) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(i)      All or a portion of the security is out on loan.

(j) All or a portion of the security purchased with collateral from securities lending.

(k)      Step coupon bond.  Security becomes interest bearing at a future date.



     * Less than 0.01%



Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2004